Revenue Recognition - Narrative (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Minimum
Disaggregation of Revenue [Line Items]
Contract payment term	30 days
Maximum
Disaggregation of Revenue [Line Items]
Contract payment term	180 days
One Customer | Total Revenue | Customer Concentration Risk
Disaggregation of Revenue [Line Items]
Concentration risk, percentage	26.00%	28.00%	14.00%
Ten Largest Customers | Total Revenue | Customer Concentration Risk
Disaggregation of Revenue [Line Items]
Concentration risk, percentage	64.00%	60.00%	53.00%